NET INCOME PER SHARE (Details) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
NET INCOME PER SHARE
Net income from continuing operations	$ 33,440,066	$ 24,313,653	$ 24,375,545
Net loss from discontinued operations			(334,395)
Net income	$ 33,440,066	$ 24,313,653	$ 24,041,150
Shares (denominator):
Weighted average shares outstanding Basic	155,607,458	154,000,219	131,911,539
Dilutive effect of preferred shares			3,173,077
Dilutive effect of non-vested shares award	1,023,632	1,874,162	1,361,019
Diluted (in shares)	156,631,090	155,874,381	136,445,635
Net income per common share attributable to TAL Education Group shareholders-basic
Basic from continuing operations (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Basic from discontinued operations (in dollars per share)			$ 0.00
Basic (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Net income per common share attributable to TAL Education Group shareholders-diluted
Diluted from continuing operations (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Diluted from discontinued operations (in dollars per share)			$ 0.00
Diluted (in dollars per share)	$ 0.21	$ 0.16	$ 0.18